Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds — 99.3%

Alabama — 6.6%
Alabama Housing Finance Authority, Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
5.750%, due 10/1/55	$990,000	$1,060,981
Alabama Special Care Facilities Financing Authority-Birmingham AL, Revenue Bonds
Series A
5.250%, due 6/1/44	1,300,000	1,395,129
Black Belt Energy Gas District, Revenue Bonds
2.510%, (Municipal Swap Index + 0.35%), due 10/1/52(a)	1,850,000	1,849,182
Series A
5.000%, due 12/1/34	3,000,000	3,100,922
Series B
4.000%, due 10/1/52(a)(b)	9,065,000	9,144,759
5.000%, due 12/1/34	4,500,000	4,724,693
5.000%, due 10/1/35	1,500,000	1,505,795
5.250%, due 12/1/53(a)(b)	3,000,000	3,189,828
Series B-2
2.810%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	900,000	894,988
Series C-1
5.250%, due 2/1/53(a)(b)	4,000,000	4,170,404
Series D
5.000%, due 8/1/33	2,570,000	2,695,660
5.000%, due 12/1/55(a)(b)	7,880,000	8,190,679
Series F
5.000%, due 6/1/36	4,000,000	4,082,737
5.500%, due 11/1/53(a)(b)	1,000,000	1,039,527
Series G
5.000%, due 6/1/31	2,000,000	2,087,228
Series H-2
3.795%, due 12/1/31(a)(b)	3,500,000	3,490,615
Series J
5.000%, due 11/1/36	2,000,000	2,063,657
City of Gadsden AL, General Obligation Bonds
Series A Insured: BAM
5.000%, due 10/1/39	625,000	672,275
5.000%, due 10/1/44	675,000	710,069
Energy Southeast A Cooperative District, Revenue Bonds
Series 2
0.000%, due 4/1/34(a)(b)	2,000,000	2,001,180
Series A-1
5.500%, due 11/1/53(a)(b)	1,770,000	1,869,356
Series B
5.000%, due 9/1/33	6,000,000	6,051,947
5.000%, due 11/1/33	4,555,000	4,766,573
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds
Series A
3.375%, due 6/1/34(a)(b)	2,000,000	2,008,282
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.000%, due 8/1/54(a)(b)	2,000,000	2,092,813
	Principal Amount	Value
Municipal Bonds (continued)

Alabama (continued)
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series 1
5.500%, due 1/1/53(a)(b)	$3,000,000	$3,170,888
Series A
5.000%, due 11/1/32	1,000,000	1,026,560
5.000%, due 6/1/34	1,000,000	1,004,019
Series B
5.250%, due 3/1/55(a)(b)	1,495,000	1,524,003
Series B-1
5.000%, due 5/1/53(a)(b)	1,000,000	1,027,464
Series C
5.000%, due 5/1/55(a)(b)	6,115,000	6,449,031
5.000%, due 10/1/55(a)(b)	3,130,000	3,269,066
Series E
5.000%, due 10/1/30	3,500,000	3,709,933
		96,040,243
Alaska — 0.1%
Alaska Housing Finance Corp., Revenue Bonds
Series A
6.000%, due 12/1/56	1,475,000	1,610,683

Arizona — 2.8%
Apache County School District No 10 Round Valley, General Obligation Bonds
Series B
5.000%, due 7/1/28	250,000	258,371
5.000%, due 7/1/34	250,000	269,591
5.000%, due 7/1/35	200,000	215,953
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,511,424
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,000,431
City of Glendale AZ Water & Sewer Revenue, Revenue Bonds
5.000%, due 7/1/39	675,000	734,985
5.000%, due 7/1/40	550,000	595,953
City of Goodyear AZ Water & Sewer Revenue, Revenue Bonds
Insured: AG
5.000%, due 7/1/44	2,000,000	2,103,278
City of Mesa AZ, General Obligation Bonds
5.000%, due 7/1/42	2,630,000	2,832,188
5.000%, due 7/1/43	1,895,000	2,020,237
City of Phoenix Civic Improvement Corp., Revenue Bonds
5.000%, due 7/1/45	1,500,000	1,585,853
Industrial Development Authority of the City of Phoenix Arizona (The), Revenue Bonds
3.000%, due 2/1/60(a)(b)	1,000,000	990,961
3.100%, due 2/1/59(a)(b)	1,000,000	999,191
Series A
5.000%, due 10/31/44	8,000,000	8,376,211

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Arizona (continued)
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/55	$900,000	$988,902
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	301,707
Series 2019F
4.000%, due 1/1/45	1,000,000	918,237
Series A
5.000%, due 1/1/34	5,000,000	5,474,321
Maricopa County Pollution Control Corp., Revenue Bonds
Series B
3.600%, due 4/1/40	1,000,000	902,072
Maricopa County Union High School District No 216 Agua Fria, General Obligation Bonds
Series B
5.000%, due 7/1/43	2,150,000	2,303,695
5.000%, due 7/1/45	2,000,000	2,122,405
Pima County Unified School District No 1 Tucson, General Obligation Bonds
Series B
5.000%, due 7/1/37	1,250,000	1,379,952
Tempe Industrial Development Authority, Revenue Bonds
Series 2
3.500%, due 12/1/30	1,000,000	988,774
Tucson Industrial Development Authority/Pima County Industrial Development Auth, Revenue Bonds
Series 1 Insured: GNMA COLL
5.500%, due 1/1/56	995,000	1,065,184
		40,939,876
Arkansas — 0.5%
Arkansas Development Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.500%, due 1/1/56	990,000	1,057,692
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	821,140
City of Conway AR Telecommunications Revenue, Revenue Bonds
Insured: AG
5.000%, due 12/1/37	335,000	355,009
5.000%, due 12/1/39	350,000	367,247
5.000%, due 12/1/40	300,000	313,558
City of Magnolia AR Sales & Use Tax Revenue, Revenue Bonds
Series B Insured: BAM
4.000%, due 4/1/55	2,150,000	2,165,737
	Principal Amount	Value
Municipal Bonds (continued)

Arkansas (continued)
City of West Memphis AR Public Utility System Revenue, Revenue Bonds
Insured: BAM
5.000%, due 12/1/30	$390,000	$411,959
5.000%, due 12/1/31	410,000	435,759
5.000%, due 12/1/32	430,000	459,243
Little Rock School District, General Obligation Bonds
Series A Insured: AG ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	795,120
		7,182,464
California — 6.4%
California Community Choice Financing Authority, Revenue Bonds
Series 2
3.895%, (SOFR + 1.45%), due 4/1/56(a)	2,680,000	2,660,400
Series B
5.000%, due 1/1/55(a)(b)	2,560,000	2,612,270
5.000%, due 3/1/56(a)(b)	1,750,000	1,826,755
Series C
5.000%, due 8/1/55(a)(b)	3,090,000	3,174,996
Series F
5.000%, due 11/1/33	4,000,000	4,234,382
Series G
5.000%, due 10/1/34	2,295,000	2,426,272
5.000%, due 11/1/55(a)(b)	1,190,000	1,213,255
California Enterprise Development Authority, Revenue Bonds
Series A
4.000%, due 8/1/40	695,000	674,830
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AG
5.000%, due 11/1/28	250,000	256,729
5.000%, due 11/1/29	125,000	128,934
5.000%, due 11/1/30	410,000	423,465
5.000%, due 11/1/32	225,000	233,456
5.000%, due 11/1/33	1,175,000	1,214,518
California Municipal Finance Authority, Revenue Bonds
Series 1
3.150%, due 8/1/59(a)(b)	4,000,000	4,006,538
3.537%, due 2/20/41(a)(b)	2,960,085	2,678,597
4.050%, due 7/20/41	4,484,318	4,233,717
4.326%, due 11/20/40(a)(b)	1,639,651	1,595,466
Series A
5.000%, due 12/1/33	260,000	275,776
5.000%, due 12/1/34	290,000	307,819
5.000%, due 12/1/35	320,000	339,242
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	939,216
Series H Insured: FNMA COLL
4.250%, due 9/1/67(a)(b)	1,000,000	994,950
Ceres Unified School District, Certificates of Participation
Insured: BAM
5.000%, due 6/1/43	1,000,000	1,080,704

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Los Angeles Department of Water & Power, Revenue Bonds
5.000%, due 7/1/37	$995,000	$1,046,500
Series A
5.000%, due 7/1/29	525,000	554,201
5.000%, due 7/1/39	5,000,000	5,375,414
5.000%, due 7/1/41	12,500,000	13,305,763
5.000%, due 7/1/43	2,000,000	2,111,244
5.000%, due 7/1/44	2,235,000	2,348,795
Series B
5.000%, due 7/1/35	500,000	550,505
5.250%, due 7/1/37	175,000	176,013
Series C
5.000%, due 7/1/29	250,000	263,905
5.000%, due 7/1/35	920,000	999,308
5.000%, due 7/1/36	500,000	539,731
5.000%, due 7/1/36	630,000	652,017
5.000%, due 7/1/42	1,750,000	1,850,567
5.000%, due 7/1/42	1,000,000	1,049,221
5.000%, due 7/1/45	1,750,000	1,829,388
Series D
5.000%, due 7/1/36	110,000	113,844
Series E
5.000%, due 7/1/29	515,000	543,645
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/35	1,300,000	1,431,313
5.000%, due 7/1/43	1,000,000	1,048,165
Series C
5.000%, due 7/1/40	1,000,000	1,066,544
5.000%, due 7/1/41	165,000	172,151
Series C Insured: BAM
5.000%, due 7/1/42	1,000,000	1,061,282
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	1,000,000	1,078,359
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/29	1,350,000	1,425,089
5.000%, due 7/1/38	585,000	623,250
Series 1
5.000%, due 7/1/29	310,000	327,243
5.000%, due 7/1/42	6,270,000	6,683,966
Series 1 Insured: BAM
5.250%, due 7/1/42	1,320,000	1,431,379
Series 2
5.000%, due 7/1/53(a)(b)	5,000,000	5,207,571
Series A
5.000%, due 7/1/31	420,000	453,846
		92,852,506
Colorado — 3.0%
Adams County Housing Authority, Revenue Bonds
Series A
4.000%, due 4/1/29	1,000,000	1,006,144
	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	$500,000	$497,717
Baseline Metropolitan District No 1, General Obligation Bonds
Series A Insured: AG
5.000%, due 12/1/31	1,000,000	1,080,014
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,000,556
City of Fort Morgan CO Wastewater Revenue, Revenue Bonds
Insured: BAM
5.000%, due 12/1/35	200,000	219,701
5.000%, due 12/1/36	300,000	330,318
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM MORAL OBLG
5.000%, due 6/1/29	215,000	225,029
5.000%, due 6/1/38	470,000	503,193
5.000%, due 6/1/39	250,000	264,619
Series A Insured: MORAL OBLG
4.250%, due 12/1/35	500,000	498,663
5.250%, due 12/1/45	800,000	805,371
Colorado Health Facilities Authority, Revenue Bonds
4.000%, due 11/15/43	2,000,000	1,870,824
5.250%, due 11/1/34	1,000,000	1,084,458
Series A
4.000%, due 8/1/44	250,000	227,797
5.000%, due 11/15/59(a)(b)	1,000,000	1,061,030
5.000%, due 11/15/60(a)(b)	1,500,000	1,610,963
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	108,859
Colorado Housing and Finance Authority, Revenue Bonds
Series E2
3.350%, due 10/1/29	1,000,000	1,004,838
Series K Insured: GNMA COLL
3.875%, due 5/1/50	265,000	266,043
Denver City & County School District No 1, General Obligation Bonds
Series C Insured: ST AID WITHHLDG
5.500%, due 12/1/47	1,760,000	1,916,047
Douglas County School District No Re-1 Douglas & Elbert Counties, General Obligation Bonds
Insured: ST AID WITHHLDG
5.500%, due 12/15/38	3,000,000	3,469,098
5.500%, due 12/15/40	2,855,000	3,258,971
E-470 Public Highway Authority, Revenue Bonds
Series 2
3.960%, due 9/1/35(c)	3,000,000	2,100,418
Series A
5.000%, due 9/1/40	1,000,000	1,072,516

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	$145,000	$150,188
5.000%, due 12/1/29	145,000	151,758
5.250%, due 12/1/37	200,000	213,532
Grand River Hospital District, General Obligation Bonds
Insured: AG
5.250%, due 12/1/37	425,000	435,453
6.000%, due 12/1/39	1,235,000	1,412,776
6.000%, due 12/1/41	1,500,000	1,705,810
Metro Water Recovery, Revenue Bonds
Series A
5.000%, due 4/1/43	1,300,000	1,404,730
Metropolitan State University of Denver, Revenue Bonds
Series A Insured: ST INTERCEPT
5.000%, due 12/1/41	945,000	1,007,274
Pitkin County School District No 1 Aspen, General Obligation Bonds
Insured: ST AID WITHHLDG
5.500%, due 12/1/41	315,000	356,758
5.500%, due 12/1/43	1,270,000	1,426,782
5.500%, due 12/1/47	1,000,000	1,093,781
Prairie Center Metropolitan District No 3, General Obligation Bonds
Series A
5.875%, due 12/15/46	2,125,000	2,228,350
Public Authority for Colorado Energy, Revenue Bonds
6.500%, due 11/15/38	1,990,000	2,308,504
Town of Castle Rock CO, Certificates of Participation
5.000%, due 12/1/41	1,670,000	1,795,416
University of Northern Colorado, Revenue Bonds
Insured: ST HGR ED INTERCEPT PROG
5.000%, due 6/1/44	790,000	838,201
5.000%, due 6/1/46	550,000	576,596
Weld County School District No 6 Greeley, Certificates of Participation
Insured: AG
5.000%, due 12/1/39	250,000	259,451
5.250%, due 12/1/41	285,000	297,854
5.250%, due 12/1/44	325,000	337,347
		43,483,748
Connecticut — 1.3%
Aquarion Water Authority, Revenue Bonds
Series B
5.250%, due 2/1/30	1,045,000	1,119,287
Series D Insured: BAM
5.250%, due 8/1/41	1,125,000	1,229,664
5.250%, due 8/1/42	1,250,000	1,362,596
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	611,331
	Principal Amount	Value
Municipal Bonds (continued)

Connecticut (continued)
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	$240,000	$242,552
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/42	1,415,000	1,503,389
Series AG Insured: AG-CR
2.125%, due 7/1/31	2,000,000	1,847,474
Series B
5.000%, due 7/1/35	1,355,000	1,476,440
5.000%, due 7/1/49(a)(b)	1,300,000	1,370,146
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,623,638
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	1,500,000	1,484,791
5.250%, due 7/1/40	1,000,000	1,078,746
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	382,267
		19,332,321
Delaware — 0.9%
Delaware State Economic Development Authority, Revenue Bonds
Series A
4.000%, due 10/1/45(a)(b)	2,035,000	2,001,161
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,000,000	1,072,438
5.750%, due 1/1/56	970,000	1,045,865
5.750%, due 1/1/57	4,000,000	4,324,531
Series B Insured: GNMA/FNMA/FHLMC
6.000%, due 1/1/56	1,085,000	1,184,893
Series C Insured: GNMA/FNMA/FHLMC
6.000%, due 1/1/56	1,245,000	1,352,203
Series D Insured: GNMA/FNMA/FHLMC
5.500%, due 7/1/55	1,135,000	1,209,445
Town of Bridgeville DE, Special Tax
5.250%, due 7/1/44	550,000	550,920
		12,741,456
District of Columbia — 0.5%
District of Columbia Housing Finance Agency, Revenue Bonds
5.000%, due 10/1/41(a)(b)	2,000,000	2,002,917
District of Columbia Income Tax Revenue, Revenue Bonds
Series A
5.000%, due 6/1/44	2,295,000	2,453,428

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	$3,000,000	$3,141,156
		7,597,501
Florida — 2.5%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	625,000	625,653
City of Gainesville FL Utilities System Revenue, Revenue Bonds
Series A
4.000%, due 10/1/39	2,175,000	2,117,355
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,005,368
City of Orlando FL, Revenue Bonds
Insured: AG
5.000%, due 11/1/38	2,600,000	2,790,987
5.000%, due 11/1/39	1,115,000	1,189,723
Collier County Industrial Development Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/46	1,000,000	1,022,915
County of Okeechobee FL, Revenue Bonds
Series A
3.800%, due 7/1/39(a)(b)	1,000,000	1,005,571
County of Pasco FL, Revenue Bonds
Insured: AG
5.250%, due 9/1/29	1,000,000	1,061,112
Series A Insured: AG
5.250%, due 9/1/28	1,000,000	1,044,444
Florida Housing Finance Corp., Revenue Bonds
Series M
3.100%, due 12/1/44(a)(b)	2,500,000	2,455,520
Series Z
3.150%, due 7/1/43(a)(b)	800,000	798,833
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/31	400,000	430,310
Hillsborough County Industrial Development Authority, Revenue Bonds
Series C
5.000%, due 11/15/34	1,055,000	1,163,232
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,000,000	1,059,225
Julington Creek Plantation Community Development District, Special Assessment
Insured: AG
5.500%, due 5/1/43	1,245,000	1,318,436
Madeira Community Development District, Special Assessment
5.000%, due 5/1/35	1,240,000	1,291,924
	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
Miami-Dade County Housing Finance Authority, Revenue Bonds
Series A Insured: FNMA COLL HUD SECT 8
4.880%, due 3/1/46	$1,000,000	$991,473
Series B
3.150%, due 8/1/29(a)(b)	680,000	679,679
Series B Insured: HUD SECT 8
3.550%, due 3/1/29(a)(b)	1,000,000	1,007,188
Multifamily Tax-Exempt Mortgage-backed Securities, Revenue Bonds
Series 1 Insured: FNMA COLL
3.760%, due 5/1/42	991,012	830,202
Orange County Health Facilities Authority, Revenue Bonds
Series A
5.000%, due 10/1/37	4,235,000	4,547,698
5.000%, due 10/1/38	1,025,000	1,092,056
5.000%, due 10/1/44	2,000,000	2,072,492
Pinellas County Housing Finance Authority, Revenue Bonds
Series A Insured: FHLMC COLL
4.700%, due 10/1/43	2,080,000	2,056,744
Southern Groves Community Development District No 5, Special Assessment
4.000%, due 5/1/31	970,000	959,880
Tradition Community Development District No 9, Special Assessment
3.000%, due 5/1/41	1,420,000	1,121,321
		35,739,341
Georgia — 4.0%
Atlanta Urban Residential Finance Authority, Revenue Bonds
Insured: FHA 221(D4) GNMA COLL
3.200%, due 2/1/30(a)(b)	5,000,000	4,988,328
Insured: FHA 221(D4) HUD SECT 8
3.450%, due 2/1/29(a)(b)	3,000,000	3,004,433
City of Atlanta GA Airport Passenger Facility Charge, Revenue Bonds
Series C
5.000%, due 7/1/41	1,250,000	1,319,385
County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds
Series A
5.000%, due 10/1/41	1,415,000	1,527,799
Development Authority of Burke County (The), Revenue Bonds
Series E
3.600%, due 11/1/45(a)(b)	3,015,000	3,033,497
Development Authority of Cobb County (The), Revenue Bonds
Series A
5.000%, due 6/15/37	635,000	692,593
Series B
5.000%, due 6/15/35	375,000	404,891
5.000%, due 6/15/36	350,000	377,524
George L Smith II Congress Center Authority, Revenue Bonds
4.000%, due 1/1/36	1,000,000	979,240

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Georgia (continued)
Georgia Housing & Finance Authority, Revenue Bonds
Series G Insured: GNMA/FNMA COLL
5.000%, due 12/1/45	$2,000,000	$2,113,913
Macon-Bibb County Housing Authority, Revenue Bonds
3.150%, due 2/1/29(a)(b)	3,500,000	3,499,705
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
4.145%, (SOFR + 1.70%), due 12/1/53(a)	5,000,000	5,128,087
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,513,231
5.000%, due 6/1/53(a)(b)	1,960,000	2,026,715
Series B
5.000%, due 12/1/52(a)(b)	6,735,000	6,936,296
5.000%, due 7/1/53(a)(b)	1,250,000	1,307,442
Series C
4.000%, due 5/1/52(a)(b)	1,000,000	1,005,102
5.000%, due 12/1/31	1,040,000	1,079,746
Series D
5.000%, due 4/1/54(a)(b)	1,750,000	1,838,687
Series E
5.000%, due 5/1/55(a)(b)	7,230,000	7,534,619
Multifamily Tax-Exempt Mortgage-backed Securities
2.090%, due 3/1/39	1,094,769	815,824
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/39	3,500,000	3,561,977
Savannah Georgia Convention Center Authority, Revenue Bonds
Series C Insured: AG
5.000%, due 6/1/36	475,000	518,120
5.000%, due 6/1/38	525,000	564,431
5.000%, due 6/1/40	600,000	636,679
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/41	400,000	429,134
5.250%, due 2/1/42	350,000	374,440
5.250%, due 2/1/43	425,000	453,360
		57,665,198
Guam — 0.4%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.000%, due 10/1/35	150,000	160,905
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	630,909
5.000%, due 10/1/40	1,000,000	1,003,861
Territory of Guam, Revenue Bonds
Series A
5.000%, due 11/1/40	1,000,000	1,022,984
Series G
5.000%, due 1/1/31	1,500,000	1,578,660
5.250%, due 1/1/37	2,000,000	2,144,229
		6,541,548
	Principal Amount	Value
Municipal Bonds (continued)

Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	$1,000,000	$1,001,305
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,127,843
State of Hawaii Airports System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/49	1,500,000	1,572,096
		3,701,244
Illinois — 7.1%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AG
5.000%, due 12/1/28	1,000,000	1,042,030
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.000%, due 4/1/34	1,370,000	1,379,151
5.250%, due 4/1/39	1,000,000	1,052,617
5.250%, due 4/1/40	1,720,000	1,804,399
5.500%, due 4/1/43	1,500,000	1,578,728
6.000%, due 4/1/46	8,500,000	8,593,806
Chicago O'Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	1,335,000	1,427,316
Series B
5.000%, due 1/1/39	2,700,000	2,761,438
5.000%, due 1/1/40	5,000,000	5,345,980
City of Chicago IL, General Obligation Bonds
Insured: NATL
3.080%, due 1/1/27(c)	655,000	646,659
Series A
5.000%, due 1/1/32	1,500,000	1,533,560
5.500%, due 1/1/40	1,000,000	1,019,942
City of Chicago IL Waterworks Revenue, Revenue Bonds
Series A
5.000%, due 11/1/41	1,000,000	1,047,671
5.000%, due 11/1/42	3,750,000	3,909,198
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,053,822
5.250%, due 12/15/39	1,000,000	1,062,626
5.250%, due 12/15/40	1,000,000	1,059,073
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/38	2,100,000	1,888,868
5.000%, due 3/1/32	8,340,000	9,055,660
Illinois Finance Authority, Revenue Bonds
3.705%, (SOFR + 1.15%), due 11/1/34(a)	4,835,000	4,843,985
Series 2
3.650%, due 5/1/31	1,000,000	991,322

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Series A
4.000%, due 10/1/38	$1,540,000	$1,462,844
4.250%, due 7/1/41	1,500,000	1,449,313
5.000%, due 8/15/30	1,300,000	1,385,813
5.000%, due 7/1/42	500,000	535,601
5.000%, due 7/1/43	1,000,000	1,066,857
Series B
4.000%, due 8/15/41	1,000,000	938,486
Illinois Housing Development Authority, Revenue Bonds
3.450%, due 12/1/67(a)(b)	3,000,000	3,003,819
Insured: HUD SECT 8
3.150%, due 2/1/29(a)(b)	2,000,000	1,999,831
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	485,000	476,631
Series B Insured: GNMA FNMA FHLMC COLL
3.000%, due 4/1/51	710,000	699,040
Series I Insured: GNMA/FNMA/FHLMC
6.000%, due 10/1/55	5,865,000	6,396,357
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/40	1,500,000	1,504,825
Series C
5.000%, due 1/1/38	2,130,000	2,132,136
5.000%, due 1/1/39	1,650,000	1,651,536
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AG
5.000%, due 11/1/32	320,000	321,383
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A
5.000%, due 12/15/28	1,500,000	1,534,160
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,003,493
Rock Island & Mercer Counties Community Unit School District No 300, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/38	805,000	861,050
5.000%, due 12/1/41	1,025,000	1,080,551
5.000%, due 12/1/44	425,000	443,574
5.000%, due 12/1/45	555,000	576,523
5.000%, due 12/1/46	1,790,000	1,849,274
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,749,594
5.000%, due 1/1/29	500,000	523,233
5.000%, due 1/1/42	3,000,000	3,156,393
Series C
5.500%, due 1/1/36	1,500,000	1,564,802
	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Sangamon County School District No 186 Springfield, General Obligation Bonds
Series B Insured: BAM
5.000%, due 2/1/40	$2,570,000	$2,741,025
Southwestern Illinois Development Authority, Revenue Bonds
Series B Insured: BAM
5.500%, due 4/1/44	2,000,000	2,138,626
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,539,769
5.000%, due 3/1/30	1,000,000	1,060,179
Series D
5.000%, due 11/1/28	1,000,000	1,024,184
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	479,452
Village of Rantoul IL, General Obligation Bonds
Insured: AG
5.000%, due 1/1/41	1,045,000	1,091,531
5.000%, due 1/1/46	500,000	513,318
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/36	445,000	480,444
5.250%, due 1/1/39	555,000	598,522
		104,132,020
Indiana — 2.2%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,081,250
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,077,854
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,137,539
Indiana Finance Authority, Revenue Bonds
Series 4
5.000%, due 10/1/57(a)(b)	2,220,000	2,430,317
Series A
3.000%, due 11/1/30	1,495,000	1,452,867
Series A1
5.000%, due 11/15/42	3,250,000	3,416,804
Series C
3.000%, due 11/1/30	5,075,000	4,931,973
Indiana Housing & Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
5.000%, due 7/1/44	310,000	321,865

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Indiana (continued)
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AG
5.000%, due 1/1/43	$1,225,000	$1,297,856
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series A
5.000%, due 7/15/40	1,500,000	1,598,860
Series B1
5.000%, due 1/1/38	475,000	517,658
5.000%, due 1/1/42	500,000	530,551
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	1,000,000	1,052,525
5.000%, due 7/1/40	1,910,000	2,001,464
5.000%, due 7/1/43	1,470,000	1,521,933
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,080,484
Westfield-Washington Multi-School Building Corp., Revenue Bonds
Series C Insured: BAM ST AID INTERCEPT
5.000%, due 7/15/41	1,900,000	1,993,466
		32,445,266
Iowa — 1.2%
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	2,020,000	1,648,274
2.000%, due 6/1/36	2,060,000	1,632,075
Hampton-Dumont Community School District, Revenue Bonds
Insured: AG
6.000%, due 6/1/29	740,000	779,989
Iowa Finance Authority, Revenue Bonds
5.500%, due 12/1/45	1,690,000	1,728,202
Series G Insured: GNMA/FHLMC
6.250%, due 7/1/54	935,000	1,012,403
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	310,179
5.000%, due 10/1/35	360,000	370,952
5.000%, due 10/1/36	365,000	374,824
Jesup Community School District, General Obligation Bonds
Insured: AG
5.000%, due 6/1/27	490,000	498,055
PEFA, Inc., Revenue Bonds
Series A
5.000%, due 4/1/34	1,325,000	1,390,000
5.000%, due 4/1/35	1,500,000	1,572,649
State of Iowa Board of Regents, Revenue Bonds
Series A
4.000%, due 9/1/41	3,297,000	3,212,811
4.125%, due 9/1/42	1,230,000	1,208,640
4.250%, due 9/1/43	1,000,000	989,964
	Principal Amount	Value
Municipal Bonds (continued)

Iowa (continued)
Waukee Community School District, General Obligation Bonds
Series B
2.125%, due 6/1/40	$1,195,000	$845,046
		17,574,063
Kansas — 0.6%
City of Manhattan KS, General Obligation Bonds
Series A
5.000%, due 11/1/41	1,555,000	1,645,291
Douglas County Unified School District No 497 Lawrence, General Obligation Bonds
Series A Insured: BAM
3.625%, due 9/1/37	3,410,000	3,299,778
Kansas Development Finance Authority, Revenue Bonds
Series C
5.000%, due 6/1/43(a)(b)	1,305,000	1,313,073
University of Kansas Hospital Authority, Revenue Bonds
Series A
5.000%, due 3/1/34	1,000,000	1,102,040
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.500%, due 6/1/40	1,180,000	1,146,134
		8,506,316
Kentucky — 3.0%
County of Carroll KY, Revenue Bonds
1.550%, due 9/1/42(a)(b)	3,000,000	2,995,649
Kentucky Bond Development Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 8/15/55(a)(b)	2,050,000	2,244,750
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	1,000,231
Kentucky Housing Corp., Revenue Bonds
Insured: HUD SECT 8
3.150%, due 5/1/30(a)(b)	1,500,000	1,494,288
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/56	1,295,000	1,450,418
Kentucky Municipal Energy Agency, Revenue Bonds
5.000%, due 1/1/38	1,000,000	1,070,722
5.000%, due 1/1/41	1,000,000	1,047,955
Insured: AG
5.000%, due 1/1/45	915,000	951,377
Kentucky Municipal Power Agency, Revenue Bonds
Series A Insured: NATL
5.000%, due 9/1/42	810,000	810,000
Kentucky Public Energy Authority, Revenue Bonds
Series A
5.000%, due 5/1/55(a)(b)	2,000,000	2,072,257
5.250%, due 6/1/55(a)(b)	5,000,000	5,257,411
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,638,903

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Kentucky (continued)
Series B
5.000%, due 1/1/55(a)(b)	$7,430,000	$7,736,924
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,342,137
Louisville and Jefferson County Metropolitan Sewer District, Revenue Bonds
Series A
2.250%, due 5/15/42	1,000,000	698,458
4.000%, due 5/15/38	2,880,000	2,730,596
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
2.000%, due 10/1/33	4,000,000	3,372,333
3.800%, due 2/1/35	3,175,000	3,095,491
5.000%, due 10/1/32	500,000	501,773
		43,511,673
Louisiana — 1.2%
Capital Area Finance Authority, Revenue Bonds
Series A Insured: GNMA COLL
5.500%, due 4/1/57	3,760,000	4,027,372
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	588,327
City of New Orleans LA, General Obligation Bonds
Series A
5.000%, due 12/1/37	1,580,000	1,658,844
5.000%, due 12/1/39	560,000	580,137
5.500%, due 12/1/45	500,000	530,741
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,305,433
City of Shreveport LA, General Obligation Bonds
Insured: AG
5.000%, due 3/1/38	825,000	887,037
Louisiana Housing Corp., Revenue Bonds
3.150%, due 7/1/44(a)(b)	805,000	804,750
Series 1
4.500%, due 12/1/47	635,000	638,943
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
3.500%, due 11/1/32	1,000,000	967,113
4.625%, due 11/1/38	1,265,000	1,254,921
Louisiana Public Facilities Authority, Revenue Bonds
Series A
3.000%, due 5/15/47	1,125,000	809,560
Series AG Insured: AG-CR
3.000%, due 5/15/47	1,000,000	747,771
Series B
5.000%, due 5/15/30	1,875,000	1,984,371
		16,785,320
	Principal Amount	Value
Municipal Bonds (continued)

Maine — 0.1%
Maine State Housing Authority, Revenue Bonds
Series A
6.000%, due 11/15/56	$1,000,000	$1,091,138
Series C
3.000%, due 11/15/36	885,000	781,399
Maine Turnpike Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/30	245,000	262,871
		2,135,408
Maryland — 0.7%
Maryland Community Development Administration, Revenue Bonds
Series A
1.900%, due 9/1/31	1,505,000	1,335,640
4.500%, due 9/1/48	820,000	828,193
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,032,787
Maryland Department of Housing & Community Development, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	495,000	545,710
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/36	3,710,000	4,057,684
Series A
5.000%, due 7/1/37	550,000	579,314
5.000%, due 7/1/39	1,200,000	1,242,366
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A Insured: FHA 542(C)
3.850%, due 7/1/34	1,000,000	997,204
		10,618,898
Massachusetts — 0.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
3.440%, due 7/1/31(c)	1,000,000	845,709
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
3.140%, due 1/1/29(c)	570,000	528,686
Massachusetts Development Finance Agency, Revenue Bonds
Series 1
5.000%, due 5/15/55(a)(b)	2,000,000	2,186,424
Series E
5.000%, due 7/1/37	500,000	500,093
Series F
5.000%, due 7/1/44	2,000,000	2,121,994
Massachusetts Housing Finance Agency, Revenue Bonds
Series 218
3.000%, due 12/1/50	2,165,000	2,135,195

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Massachusetts (continued)
Series RE Insured: GNMA/FNMA/FHLMC
3.000%, due 6/1/51	$795,000	$773,376
		9,091,477
Michigan — 1.9%
County of Genesee MI, General Obligation Bonds
Insured: AG
5.000%, due 6/1/28	90,000	93,503
5.000%, due 6/1/30	210,000	224,605
Four Lakes Special Assessment District, Special Assessment
Insured: AG CNTY GTD
5.000%, due 6/1/42	2,105,000	2,196,178
5.125%, due 6/1/45	1,710,000	1,780,322
Michigan Finance Authority, Revenue Bonds
3.750%, due 12/1/38	1,000,000	1,016,705
3.875%, due 12/1/44(a)(b)	1,505,000	1,505,522
5.000%, due 11/1/44	1,000,000	999,984
Series 2
1.200%, due 10/15/38(a)(b)	5,000,000	4,788,460
Series MI
3.010%, (Municipal Swap Index + 0.85%), due 12/1/39(a)	1,500,000	1,500,092
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	2,175,000	2,184,589
Michigan State Housing Development Authority, Revenue Bonds
2.670%, due 12/1/42(a)(b)	1,415,000	1,414,365
Series A
6.000%, due 12/1/56	5,000,000	5,466,790
Series D
6.250%, due 6/1/55	750,000	811,619
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,450,855
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,187,169
		27,620,758
Minnesota — 1.7%
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	3,450,000	3,372,819
6.000%, due 7/1/56	1,900,000	2,099,218
Series B Insured: GNMA/FNMA/FHLMC
2.400%, due 1/1/35	1,490,000	1,264,071
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,250,000	1,382,054
Series E Insured: GNMA/FNMA/FHLMC
3.500%, due 7/1/50	565,000	562,577
	Principal Amount	Value
Municipal Bonds (continued)

Minnesota (continued)
Series F Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/56	$975,000	$1,063,549
Series U Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,055,000	1,158,891
Minnesota Municipal Gas Agency, Revenue Bonds
Series A
5.000%, due 9/1/35	12,920,000	13,224,646
		24,127,825
Mississippi — 0.3%
Mississippi Development Bank, Revenue Bonds
5.250%, due 6/1/40	750,000	808,852
Insured: BAM
3.000%, due 3/1/35	1,140,000	1,025,595
5.000%, due 3/1/39	740,000	775,807
5.000%, due 3/1/40	455,000	472,406
Mississippi Home Corp., Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.000%, due 12/1/39	1,000,000	1,053,209
		4,135,869
Missouri — 1.9%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,302,139
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AG
5.250%, due 7/1/49	1,525,000	1,586,640
County of Phelps MO, Revenue Bonds
5.000%, due 12/1/39	1,915,000	1,987,998
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
4.000%, due 2/1/42	2,220,000	2,010,224
Series A
3.000%, due 7/1/41	1,500,000	1,246,823
Series B
5.000%, due 11/15/40	785,000	827,447
5.000%, due 11/15/44	1,000,000	1,043,878
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,603,641
Missouri Housing Development Commission, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.750%, due 5/1/56	1,015,000	1,089,585
6.000%, due 5/1/57	3,000,000	3,314,372
Series F Insured: GNMA/FNMA/FHLMC
6.000%, due 5/1/56	1,965,000	2,130,603
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/40	1,445,000	1,446,458

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	$3,000,000	$2,780,152
St Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
3.320%, due 3/1/27(c)	2,095,000	2,054,913
Wright City R-II School District, General Obligation Bonds
Insured: AG
6.000%, due 3/1/29	150,000	161,128
6.000%, due 3/1/31	35,000	39,182
6.000%, due 3/1/33	500,000	572,675
6.000%, due 3/1/35	530,000	603,164
		27,801,022
Montana — 0.1%
Montana Facility Finance Authority, Revenue Bonds
Series 3
4.100%, due 11/15/31	1,000,000	1,000,135
Series B
5.000%, due 6/1/56(a)(b)	1,000,000	1,084,785
		2,084,920
Multi-State — 0.2%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML-2 Insured: FHLMC COLL
4.759%, due 8/25/41(a)(b)	3,066,417	3,127,307

Nebraska — 0.5%
Central Plains Energy Project, Revenue Bonds
Series A
5.000%, due 9/1/27	1,000,000	1,016,442
5.000%, due 9/1/29	1,725,000	1,782,052
County of Sarpy NE, General Obligation Bonds
1.625%, due 6/1/33	705,000	591,543
1.750%, due 6/1/35	2,475,000	1,975,518
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	835,000	845,572
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,173,269
Sarpy County Hospital Authority No 1, Revenue Bonds
3.000%, due 5/15/46	750,000	561,521
		7,945,917
Nevada — 0.1%
City of Mesquite NV Special Improvement District No 07-01 Anthem at Mesquite, Special Assessment
Series 01
4.250%, due 8/1/37	960,000	928,560
	Principal Amount	Value
Municipal Bonds (continued)

Nevada (continued)
State of Nevada Highway Improvement Revenue, Revenue Bonds
Series C
3.000%, due 12/1/41	$1,000,000	$861,187
		1,789,747
New Hampshire — 2.5%
New Hampshire Business Finance Authority
4.250%, due 7/20/41	7,287,193	6,876,902
New Hampshire Business Finance Authority
Series 1
4.089%, due 11/20/42(a)(b)	6,436,006	6,102,292
New Hampshire Business Finance Authority, Revenue Bonds
6.570%, due 12/15/41(c)	1,500,000	564,002
Series 1
4.166%, due 1/20/41(a)(b)	1,214,443	1,162,300
4.250%, due 7/20/41	971,296	935,229
4.795%, due 2/20/41(a)(b)	4,973,505	4,974,907
Series 2
4.400%, due 2/20/43	4,993,844	4,949,423
Series A
3.625%, due 8/20/39	1,079,770	1,015,370
4.033%, due 10/1/51(a)(b)	1,479,833	1,411,773
4.059%, due 11/20/39(a)(b)	2,458,338	2,366,351
Series C
5.250%, due 7/1/42	1,530,000	1,576,681
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series C
3.300%, due 6/1/38(a)(b)	1,000,000	1,000,931
New Hampshire Housing Finance Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	1,255,000	1,397,317
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	1,385,000	1,548,365
		35,881,843
New Jersey — 1.4%
East Rutherford Board of Education, General Obligation Bonds
Insured: BAM
2.000%, due 7/15/34	1,250,000	1,050,133
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	416,219
Hillsdale School District, General Obligation Bonds
Insured: SCH BD RES FD
2.250%, due 8/15/31	1,760,000	1,630,422
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B Insured: HUD SECT 8
3.375%, due 11/1/27	1,000,000	1,002,249
Series M
5.050%, due 10/1/45	3,915,000	3,990,889
6.500%, due 4/1/56	4,960,000	5,462,056

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	$2,790,000	$2,857,221
Series AA
5.000%, due 6/15/37	1,300,000	1,364,230
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,056,636
Series C
5.000%, due 1/1/45	1,600,000	1,684,503
State of New Jersey, General Obligation Bonds
2.000%, due 6/1/37	600,000	462,462
		20,977,020
New Mexico — 0.7%
City of Farmington NM, Revenue Bonds
Series A
2.150%, due 4/1/33	3,000,000	2,555,919
Series B
2.150%, due 4/1/33	2,370,000	2,019,176
3.875%, due 6/1/40(a)(b)	2,000,000	2,029,429
Series D
3.900%, due 6/1/40(a)(b)	1,905,000	1,921,951
New Mexico Mortgage Finance Authority, Revenue Bonds
Series E Insured: GNMA/FNMA/FHLMC
5.500%, due 3/1/57	1,240,000	1,329,577
		9,856,052
New York — 6.9%
Albany Capital Resource Corp., Revenue Bonds
Series A
5.000%, due 5/1/39	1,000,000	1,073,466
Build NYC Resource Corp., Revenue Bonds
Series A
4.125%, due 12/1/35	1,250,000	1,262,783
City of New York NY, General Obligation Bonds
Series 1 Insured: BAM
5.000%, due 9/1/44	1,500,000	1,568,268
Series 2
2.950%, due 2/1/55(a)(b)	15,000,000	15,000,000
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.000%, due 2/15/39	1,740,000	1,752,587
5.000%, due 2/15/42	13,135,000	13,215,913
Long Island Power Authority, Revenue Bonds
Series B
3.000%, due 9/1/49	1,780,000	1,734,192
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.000%, due 11/15/44	2,000,000	2,089,939
5.000%, due 11/15/47	1,015,000	1,036,403
Series C1
3.250%, due 11/15/36	370,000	324,961
	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
Monroe County Industrial Development Corp., Revenue Bonds
4.000%, due 12/1/36	$1,000,000	$958,658
New York City Housing Development Corp., Revenue Bonds
Series 2
3.150%, due 5/1/66(a)(b)	1,465,000	1,443,236
3.400%, due 11/1/64(a)(b)	1,000,000	1,001,719
3.750%, due 5/1/65(a)(b)	1,250,000	1,257,767
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	645,000	645,017
New York City Municipal Water Finance Authority, Revenue Bonds
3.050%, due 6/15/50(a)(b)	5,000,000	5,000,000
5.000%, due 6/15/48	1,000,000	1,035,223
Series CC
5.000%, due 6/15/46	2,500,000	2,620,691
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 1
4.000%, due 11/1/38	1,000,000	983,200
5.000%, due 2/1/42	1,830,000	1,948,363
5.000%, due 11/1/42	1,250,000	1,325,075
5.000%, due 11/1/46	500,000	520,763
Series A
5.000%, due 11/1/43	1,110,000	1,181,871
Series C
5.250%, due 5/1/48	2,000,000	2,083,921
Series D
5.250%, due 5/1/48	1,250,000	1,307,572
Series E3
3.050%, due 2/1/45(a)(b)	5,000,000	5,000,000
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	482,832
Series 1
5.000%, due 11/15/44	5,000,000	5,006,858
Series 1WTC Insured: BAM
4.000%, due 2/15/43	2,000,000	1,879,789
Series AG Insured: AG-CR
2.750%, due 11/15/41	1,070,000	821,050
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 11/15/36	1,215,000	1,348,529
New York State Dormitory Authority, Revenue Bonds
5.000%, due 10/1/35	1,400,000	1,486,958
Insured: AG
5.250%, due 7/1/41	1,000,000	1,085,350
5.250%, due 10/1/43	1,300,000	1,388,192
Series 1 Insured: AG
5.000%, due 7/1/37	750,000	816,609
5.250%, due 7/1/43	1,095,000	1,180,125
Series A
4.000%, due 3/15/39	500,000	489,554
Series B
5.000%, due 2/15/40	815,000	826,600
5.000%, due 2/15/40	5,000	5,116
Series E
3.000%, due 3/15/41	500,000	413,016

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
5.000%, due 3/15/41	$2,000,000	$2,056,746
New York State Housing Finance Agency, Revenue Bonds
Series 2
3.350%, due 6/15/54(a)(b)	1,000,000	1,001,472
Series 2 Insured: SONYMA
3.375%, due 5/1/65(a)(b)	3,420,000	3,346,094
Series 2 Insured: SONYMA HUD SECT 8
3.600%, due 11/1/64(a)(b)	1,500,000	1,502,843
New York State Thruway Authority, Revenue Bonds
Series A
5.000%, due 9/15/46	2,760,000	2,903,545
Onondaga Civic Development Corp., Revenue Bonds
5.000%, due 12/1/41	500,000	546,502
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.000%, due 11/15/42	1,000,000	1,077,811
5.250%, due 5/15/47	1,250,000	1,317,605
Series AG Insured: AG-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,311,880
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	547,060
		100,213,724
North Carolina — 2.7%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series C
3.000%, due 1/15/37(a)(b)	5,000,000	5,000,000
Series G
3.000%, due 1/15/48(a)(b)	5,200,000	5,200,000
City of Charlotte NC Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/42	1,400,000	1,499,466
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,775,961
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,257,851
County of Durham NC, General Obligation Bonds
Series B
5.000%, due 10/1/42	1,120,000	1,223,362
County of Gaston NC, General Obligation Bonds
5.000%, due 3/1/39	1,000,000	1,098,864
Durham Housing Authority, Revenue Bonds
3.200%, due 1/1/44(a)(b)	2,500,000	2,494,012
Nash Health Care Systems, Revenue Bonds
5.500%, due 2/1/44	495,000	529,376
	Principal Amount	Value
Municipal Bonds (continued)

North Carolina (continued)
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
5.500%, due 1/1/54	$780,000	$828,001
Series 43 Insured: GNMA/FNMA/FHLMC
2.625%, due 1/1/35	1,000,000	884,345
Series 60 Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/57	2,700,000	3,020,004
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	925,000	1,014,828
6.250%, due 1/1/56	4,920,000	5,427,374
North Carolina Medical Care Commission, Revenue Bonds
Series 3
3.350%, due 1/1/31	2,750,000	2,730,733
Series A
5.000%, due 6/1/38	1,100,000	1,196,823
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,059,807
Raleigh Housing Authority, Revenue Bonds
3.150%, due 1/1/44(a)(b)	1,450,000	1,447,301
		38,688,108
North Dakota — 0.4%
City of Grand Forks ND, Revenue Bonds
Series A Insured: AG
5.000%, due 12/1/26	400,000	402,388
5.000%, due 12/1/27	450,000	459,788
5.000%, due 12/1/28	500,000	518,913
5.000%, due 12/1/29	675,000	708,407
Series AG Insured: AG-CR
4.000%, due 12/1/37	1,250,000	1,200,865
North Dakota Housing Finance Agency, Revenue Bonds
Series C
6.250%, due 1/1/55	925,000	1,015,183
Series D
6.000%, due 7/1/55	965,000	1,052,725
		5,358,269
Ohio — 2.5%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
5.000%, due 11/15/29	1,100,000	1,159,306
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series 2
3.000%, due 6/1/48	500,000	352,880
4.000%, due 6/1/37	2,500,000	2,507,703
City of Toledo OH, General Obligation Bonds
Insured: AG
5.250%, due 12/1/36	1,000,000	1,082,260
5.500%, due 12/1/39	1,330,000	1,429,804
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,035,637

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Ohio (continued)
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/34	$1,000,000	$1,119,823
County of Franklin OH, Revenue Bonds
Series B
3.050%, due 11/1/42(a)(b)	4,700,000	4,700,000
County of Hamilton OH, Revenue Bonds
Insured: AG
5.250%, due 6/1/42	3,500,000	3,744,947
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	630,196
JobsOhio Beverage System, Revenue Bonds
Series A
5.000%, due 1/1/38	5,125,000	5,652,852
Ohio Air Quality Development Authority, Revenue Bonds
3.250%, due 9/1/29	575,000	568,956
3.500%, due 8/1/34(a)(b)	3,000,000	2,982,790
Series A
3.875%, due 1/1/36	2,000,000	1,951,298
Ohio Housing Finance Agency, Revenue Bonds
3.200%, due 1/1/46(a)(b)	1,750,000	1,750,564
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	975,000	1,059,880
Series B
3.000%, due 9/1/39	1,435,000	1,213,594
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 3/1/56	995,000	1,114,750
State of Ohio, General Obligation Bonds
Series A
2.000%, due 3/1/33	700,000	605,513
Summit County Development Finance Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/35	445,000	478,037
5.000%, due 7/1/40	910,000	943,031
5.000%, due 7/1/45	1,000,000	1,018,781
		37,102,602
Oklahoma — 0.3%
Carter County Public Facilities Authority, Revenue Bonds
5.000%, due 9/1/32	1,000,000	1,019,843
Cleveland County Home Loan Authority, Revenue Bonds
Series A Insured: GNMA COLL
6.000%, due 7/1/56	1,865,000	2,055,001
Oklahoma Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 9/1/56	995,000	1,096,797
		4,171,641
	Principal Amount	Value
Municipal Bonds (continued)

Oregon — 1.1%
City of Portland OR Sewer System Revenue, Revenue Bonds
Series A
5.000%, due 12/1/47	$1,680,000	$1,739,954
Oregon State Lottery, Revenue Bonds
Series A
5.000%, due 4/1/39	1,250,000	1,364,054
5.000%, due 4/1/41	2,500,000	2,696,013
State of Oregon, General Obligation Bonds
Series A
5.250%, due 5/1/42	2,000,000	2,200,391
Series D
5.000%, due 5/1/39	815,000	891,269
State of Oregon Department of Transportation, Revenue Bonds
Series A
5.000%, due 11/15/42	5,000,000	5,179,116
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	890,000	976,256
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds
Series A
3.000%, due 9/1/44	5,000	4,033
Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds
Series A Insured: SCH BD GTY
4.620%, due 6/15/40(c)	1,000,000	530,889
		15,581,975
Pennsylvania — 2.7%
Chester County Industrial Development Authority, Revenue Bonds
5.000%, due 10/1/29	350,000	358,198
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,186,637
Commonwealth Financing Authority, Revenue Bonds
Insured: AG
4.000%, due 6/1/39	920,000	873,993
Conrad Weiser Area School District, General Obligation Bonds
Insured: AG ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	1,002,230
County of Allegheny PA, General Obligation Bonds
Series C76
5.000%, due 11/1/41	1,000,000	1,005,409
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	253,737

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Series A
5.000%, due 12/15/42	$1,500,000	$1,575,710
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 8/15/31	450,000	487,893
5.000%, due 8/15/33	2,000,000	2,203,694
Series A Insured: AG
3.271%, (3 Month SOFR + 0.60%), due 7/1/27(a)	30,000	29,723
Pennsylvania Housing Finance Agency, Revenue Bonds
6.000%, due 10/1/54	865,000	924,846
Insured: FNMA COLL
4.900%, due 6/1/41	500,000	508,101
Series 137
3.000%, due 10/1/51	13,160,000	12,626,507
Series 152A
6.250%, due 10/1/56	1,000,000	1,103,079
Pennsylvania Turnpike Commission, Revenue Bonds
5.000%, due 12/1/43	1,000,000	1,052,100
Series B
5.250%, due 12/1/47	1,000,000	1,048,783
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,439,538
Philadelphia Housing Authority, Revenue Bonds
Series A
5.000%, due 3/1/37	2,530,000	2,723,534
5.250%, due 3/1/38	2,500,000	2,708,104
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 9/1/36	1,285,000	1,389,023
State Public School Building Authority, Revenue Bonds
Insured: BAM
5.000%, due 10/1/33	270,000	291,920
5.000%, due 10/1/34	265,000	286,672
5.000%, due 10/1/36	235,000	253,382
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds
Insured: AG
5.000%, due 4/1/45	1,000,000	1,049,608
		39,382,421
Puerto Rico — 1.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
4.000%, due 7/1/42	2,000,000	1,917,120
5.000%, due 7/1/47	2,500,000	2,520,805
Series B
4.000%, due 7/1/42	2,000,000	1,917,120
5.000%, due 7/1/29	1,907,000	1,989,934
Puerto Rico Electric Power Authority, Revenue Bonds
Insured: NATL
5.250%, due 7/1/35	1,465,000	1,448,214
	Principal Amount	Value
Municipal Bonds (continued)

Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/31	$500,000	$523,131
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series 2
4.329%, due 7/1/40	14,896,000	14,544,374
Series A1
4.500%, due 7/1/34	2,000,000	1,993,133
		26,853,831
Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/38	350,000	363,484
5.000%, due 7/1/39	350,000	360,569
5.000%, due 7/1/40	350,000	357,802
Series F
5.500%, due 5/15/41	180,000	193,131
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Insured: GNMA COLL
5.250%, due 10/1/49	1,000,000	1,027,826
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	365,311
Series A Insured: GNMA COLL
5.000%, due 10/1/41	1,000,000	1,046,316
		3,714,439
South Carolina — 1.9%
County of Charleston SC, General Obligation Bonds
Series A
2.000%, due 11/1/39	2,000,000	1,476,010
Lexington County School District No 1, General Obligation Bonds
Series B Insured: SCSDE
3.000%, due 2/1/30	900,000	888,623
Medical University Hospital Authority, Revenue Bonds
Insured: FHA INS
5.000%, due 11/15/40	2,000,000	2,096,561
5.250%, due 11/15/34	600,000	656,562
5.250%, due 5/15/38	595,000	641,019
Patriots Energy Group Financing Agency, Revenue Bonds
Series 2
4.345%, (SOFR + 1.90%), due 2/1/54(a)	6,000,000	6,223,757
South Carolina Jobs-Economic Development Authority, Revenue Bonds
4.000%, due 3/1/62(a)(b)	1,000,000	981,193
South Carolina Public Service Authority, Revenue Bonds
Series A
4.000%, due 12/1/39	1,000,000	955,717
4.000%, due 12/1/40	1,300,000	1,233,316
4.000%, due 12/1/42	675,000	636,341
5.000%, due 12/1/45	2,000,000	2,093,054
Series B
5.000%, due 12/1/36	100,000	100,423

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

South Carolina (continued)
5.000%, due 12/1/46	$750,000	$779,873
Series B Insured: AG
5.000%, due 12/1/40	1,120,000	1,200,342
Series E Insured: AG
5.250%, due 12/1/37	2,000,000	2,175,259
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
4.150%, due 7/1/40	970,000	944,712
6.500%, due 7/1/55	960,000	1,069,099
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	975,000	1,090,351
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,043,193
Spartanburg Regional Health Services District, Revenue Bonds
Series A
3.625%, due 4/15/39	815,000	739,881
		28,025,286
South Dakota — 0.3%
South Dakota Health & Educational Facilities Authority, Revenue Bonds
5.000%, due 9/1/41	900,000	947,861
5.000%, due 9/1/43	1,000,000	1,045,449
Series 2
5.000%, due 11/1/51(a)(b)	1,500,000	1,606,977
South Dakota Housing Development Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 11/1/55	950,000	1,044,441
		4,644,728
Tennessee — 2.3%
City of Manchester TN, General Obligation Bonds
Series B
2.000%, due 8/1/28	930,000	906,233
City of Memphis TN Sanitary Sewerage System Revenue, Revenue Bonds
Insured: AG
5.000%, due 6/1/43	3,145,000	3,335,659
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
5.000%, due 10/1/45	2,855,000	3,062,178
Series B
3.600%, due 2/1/45(a)(b)	3,000,000	3,020,620
5.000%, due 7/1/37	1,000,000	1,089,283
5.000%, due 7/1/39	3,650,000	3,916,186
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/35	2,300,000	2,477,603
	Principal Amount	Value
Municipal Bonds (continued)

Tennessee (continued)
Series B
5.000%, due 9/1/44(a)(b)	$2,000,000	$2,104,074
5.000%, due 9/1/49(a)(b)	1,300,000	1,352,605
Tennergy Corp., Revenue Bonds
Series A
4.000%, due 12/1/51(a)(b)	1,070,000	1,077,690
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.000%, due 11/1/34	5,815,000	6,097,695
5.000%, due 12/1/35	3,250,000	3,374,237
Tennessee Housing Development Agency, Revenue Bonds
Series 1
2.050%, due 7/1/36	1,800,000	1,425,352
3.500%, due 7/1/42	1,000,000	883,381
		34,122,796
Texas — 10.8%
Alamito Public Facility Corp., Revenue Bonds
Insured: HUD SECT 8
3.200%, due 8/1/44(a)(b)	1,000,000	1,000,000
Arlington Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,135,000	2,325,735
Austin Community College District, General Obligation Bonds
5.000%, due 8/1/38	1,000,000	1,085,600
Brazos County Municipal Utility District No 1, General Obligation Bonds
Insured: AG
4.250%, due 9/1/37	530,000	532,720
4.625%, due 9/1/41	630,000	631,603
Brazosport Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 2/15/32	3,000,000	2,860,746
Central Texas Turnpike System, Revenue Bonds
Series B
5.000%, due 8/15/42(a)(b)	1,000,000	1,055,672
Series C
5.000%, due 8/15/34	1,000,000	1,099,531
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,272,823
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AG
5.000%, due 2/15/43	250,000	253,238
City of Austin TX Water & Wastewater System Revenue, Revenue Bonds
5.000%, due 11/15/43	2,000,000	2,140,608
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	754,373
City of Corpus Christi TX Utility System Revenue, Revenue Bonds
5.000%, due 7/15/28	1,000,000	1,037,778
5.000%, due 7/15/32	1,000,000	1,076,730

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Insured: AG
5.000%, due 7/15/31	$1,455,000	$1,566,011
Series AG Insured: AG-CR
3.500%, due 7/15/42	580,000	489,402
City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	3,290,000	3,538,262
City of Denton TX, General Obligation Bonds
5.000%, due 2/15/43	1,000,000	1,001,068
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	343,174
City of Galveston TX Wharves & Terminal Revenue, Revenue Bonds
Series B
5.250%, due 8/1/43	1,000,000	1,055,266
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AG
5.000%, due 8/15/26	1,000,000	1,000,749
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series C
2.500%, due 11/15/40	2,000,000	1,495,935
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Series C Insured: AG
5.000%, due 9/1/44	2,850,000	2,998,640
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series B
5.000%, due 2/1/33	1,500,000	1,646,967
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,653,144
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	1,026,244
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	741,490
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/41	1,055,000	1,116,593
Series B2 Insured: PSF-GTD
4.000%, due 8/15/55(a)(b)	2,500,000	2,564,076
Fort Bend County Municipal Utility District No 167, General Obligation Bonds
Insured: AG
3.000%, due 9/1/33	115,000	103,951
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series C Insured: AG
2.500%, due 12/1/39	2,045,000	1,554,170
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Fort Bend County Municipal Utility District No 185, General Obligation Bonds
Insured: AG
3.250%, due 9/1/35	$235,000	$214,801
Fort Bend Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
4.000%, due 8/1/54(a)(b)	1,300,000	1,312,191
FW Chaparral PFC, Revenue Bonds
4.000%, due 10/1/35	1,530,000	1,474,364
FW Ramble Public Facility Corp., Revenue Bonds
4.000%, due 10/1/35	1,000,000	945,211
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,157,667
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	307,447
6.500%, due 4/1/29	325,000	331,944
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AG
6.250%, due 9/1/32	1,805,000	1,955,863
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AG
6.500%, due 9/1/29	800,000	842,271
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,335,000	1,420,359
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/40	1,750,000	1,883,603
Housing Options, Inc., Revenue Bonds
Insured: HUD SECT 8
3.050%, due 2/1/45(a)(b)	3,850,000	3,844,098
Irving Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	1,490,000	1,596,287
Kerrville Public Utility Board Public Facility Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 4/15/32	1,785,000	1,929,899
5.000%, due 4/15/33	1,880,000	2,046,203
5.000%, due 4/15/34	1,980,000	2,167,108
5.000%, due 4/15/35	2,075,000	2,273,139
5.000%, due 4/15/36	2,170,000	2,360,857
5.000%, due 4/15/37	1,135,000	1,225,917
5.000%, due 4/15/38	1,200,000	1,287,130
5.000%, due 4/15/39	1,250,000	1,330,985
5.000%, due 4/15/40	1,320,000	1,396,265

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
3.370%, due 8/15/30(c)	$575,000	$502,361
3.650%, due 8/15/33(c)	1,000,000	774,967
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	944,278
Mansfield Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	5,280,000	5,737,379
5.000%, due 2/15/40	5,325,000	5,751,569
5.000%, due 2/15/41	3,575,000	3,835,434
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	974,125
Series 2
4.000%, due 6/1/30	1,070,000	1,070,313
Montgomery County Municipal Utility District No 126, General Obligation Bonds
Insured: AG
2.625%, due 9/1/39	380,000	296,811
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
3.375%, due 9/1/34	325,000	302,948
5.000%, due 9/1/41	560,000	562,193
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 11/1/40	2,000,000	2,080,096
Series A
5.000%, due 8/15/35	1,425,000	1,574,732
North Central Texas Housing Finance Corp., Revenue Bonds
Series A Insured: GNMA COLL
5.250%, due 7/1/57	1,000,000	1,061,334
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys, Revenue Bonds
3.000%, due 6/1/44	1,245,000	987,808
North Texas Municipal Water District Water System Revenue, Revenue Bonds
5.000%, due 9/1/31	3,000,000	3,270,356
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,023,646
5.000%, due 2/15/39	2,000,000	2,001,779
5.000%, due 2/15/41	1,500,000	1,501,334
Post Wood Municipal Utility District, General Obligation Bonds
Insured: AG
3.500%, due 3/1/34	350,000	339,781
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,063,809
5.250%, due 2/15/41	2,000,000	2,096,407
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Sherman Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	$1,250,000	$1,365,968
South Manvel Development Authority, Tax Allocation
Insured: AG
5.000%, due 4/1/36	265,000	274,822
State of Texas, General Obligation Bonds
Series A
2.250%, due 6/1/57(a)(b)	2,500,000	2,500,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
Series 1
5.000%, due 11/15/51(a)(b)	1,500,000	1,618,666
Series B
5.000%, due 11/15/40	2,600,000	2,600,437
Series C
5.000%, due 11/15/64(a)(b)	6,000,000	6,509,051
Series E
5.000%, due 11/15/43	3,625,000	3,829,118
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A Insured: GNMA
3.000%, due 9/1/45	2,000,000	1,565,093
Series A Insured: GNMA COLL
5.750%, due 1/1/56	990,000	1,069,451
Series B Insured: GNMA COLL
6.000%, due 1/1/57	1,000,000	1,106,222
Series D Insured: GNMA COLL
6.250%, due 1/1/56	1,480,000	1,631,685
Texas Department of Housing & Community Affairs Series 2020, Revenue Bonds
Insured: FNMA COLL
2.300%, due 6/1/36	1,662,392	1,336,527
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds
Series A
5.500%, due 1/1/54(a)(b)	1,500,000	1,573,753
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.000%, due 4/1/36	2,515,000	2,595,879
5.000%, due 1/1/55(a)(b)	3,000,000	3,109,233
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds
Series A
5.250%, due 3/1/37	1,160,000	1,219,566
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
3.281%, (3 Month SOFR + 0.52%), due 9/15/27(a)	1,070,000	1,071,605
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	500,553
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,608,526

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Texas Woman's University, Revenue Bonds
5.000%, due 7/1/37	$500,000	$549,065
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	500,102
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	667,127
		156,881,817
Utah — 2.4%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,440,608
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,291,698
County of Utah UT, Revenue Bonds
Series B
5.000%, due 5/15/46	1,970,000	1,970,548
Downtown Revitalization Public Infrastructure District, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/34	1,250,000	1,382,185
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/37	970,000	1,037,754
Series A
5.000%, due 7/1/41	1,045,000	1,088,812
5.000%, due 7/1/45	1,000,000	1,035,359
Military Installation Development Authority, Revenue Bonds
Series A-2
4.000%, due 6/1/41	1,800,000	1,658,532
Salt Lake City School District, General Obligation Bonds
Insured: SCH BD GTY
3.000%, due 3/1/39	1,000,000	885,448
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	234,715
Insured: UT CSCE
5.000%, due 4/15/35	700,000	741,862
5.000%, due 4/15/46	1,000,000	1,012,017
Utah Housing Corp., Revenue Bonds
3.000%, due 9/1/45(a)(b)	1,500,000	1,482,412
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	2,988,788
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	1,870,000	2,020,027
6.500%, due 7/1/55	940,000	1,032,343
6.500%, due 7/1/56	1,000,000	1,118,268
Series E Insured: GNMA/FNMA/FHLMC
6.750%, due 7/1/55	4,120,000	4,648,276
	Principal Amount	Value
Municipal Bonds (continued)

Utah (continued)
Utah Infrastructure Agency, Revenue Bonds
4.000%, due 10/15/28	$500,000	$502,595
4.000%, due 10/15/32	1,000,000	978,225
4.000%, due 10/15/32	690,000	677,912
4.000%, due 10/15/34	800,000	772,785
4.000%, due 10/15/36	1,000,000	949,764
4.000%, due 10/15/38	645,000	600,881
5.500%, due 10/15/33	940,000	1,025,257
Series A
5.000%, due 10/15/34	400,000	397,583
5.000%, due 10/15/40	1,000,000	975,882
Utah Transit Authority, Revenue Bonds
5.000%, due 12/15/42	1,250,000	1,348,813
		35,299,349
Virginia — 1.0%
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	2,500,000	2,005,933
Halifax County Industrial Development Authority, Revenue Bonds
Series A
3.800%, due 12/1/41(a)(b)	1,500,000	1,509,679
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/37	1,000,000	1,067,071
5.000%, due 7/1/38	600,000	636,165
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	155,897
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,003,395
Virginia Small Business Financing Authority, Revenue Bonds
5.000%, due 10/1/36	765,000	816,043
Series B
3.100%, due 12/1/30	2,000,000	1,990,103
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AG
4.000%, due 7/1/42	1,000,000	962,468
Winchester Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	1,440,000	1,531,076
Wise County Industrial Development Authority, Revenue Bonds
3.125%, due 10/1/40(a)(b)	2,000,000	1,984,643
		14,662,473
Washington — 1.7%
City of Kent WA, General Obligation Bonds
5.000%, due 12/1/44	700,000	749,178
5.000%, due 12/1/45	665,000	708,307

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Washington (continued)
County of King WA Sewer Revenue, Revenue Bonds
Series A
2.390%, (Municipal Swap Index + 0.23%), due 1/1/40(a)	$3,000,000	$2,990,485
King County Housing Authority, Revenue Bonds
3.000%, due 6/1/40	500,000	411,799
King County Public Hospital District No 2, General Obligation Bonds
5.000%, due 12/1/32	325,000	351,452
5.000%, due 12/1/34	150,000	163,858
State of Washington, General Obligation Bonds
Series R
5.000%, due 7/1/41	1,420,000	1,511,126
University of Washington, Revenue Bonds
Series C
3.125%, due 7/1/42	1,500,000	1,220,125
Washington Health Care Facilities Authority, Revenue Bonds
4.000%, due 7/1/42	1,000,000	902,394
Series A
5.000%, due 9/1/43	1,400,000	1,448,966
Series B Insured: AG
5.000%, due 8/15/55(a)(b)	4,000,000	4,209,241
Washington State Housing Finance Commission, Revenue Bonds
Series 1
3.949%, due 11/20/41(a)(b)	5,944,639	5,592,488
4.084%, due 3/1/50	984,931	939,209
Series 3
2.850%, due 7/1/30	1,000,000	993,338
Series A Insured: BAM
5.000%, due 7/1/40	1,000,000	1,034,071
5.000%, due 7/1/45	1,000,000	1,014,423
		24,240,460
West Virginia — 1.0%
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 6/1/39	800,000	852,567
5.000%, due 6/1/41	300,000	316,719
5.000%, due 6/1/44	500,000	521,553
County of Ohio WV Special District Excise Tax Revenue, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/35	550,000	600,610
5.000%, due 6/1/36	525,000	569,243
5.000%, due 6/1/37	975,000	1,049,459
5.250%, due 6/1/45	1,000,000	1,054,859
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	1,000,000	1,001,030
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,506,793
	Principal Amount	Value
Municipal Bonds (continued)

West Virginia (continued)
Series A
5.000%, due 6/1/36	$1,000,000	$1,084,422
5.000%, due 6/1/38	1,000,000	1,067,452
5.250%, due 6/1/42	1,000,000	1,064,138
5.250%, due 6/1/45	1,000,000	1,041,924
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,066,036
Series B Insured: AG
5.125%, due 9/1/42	1,250,000	1,317,765
		14,114,570
Wisconsin — 1.5%
City of Milwaukee WI, General Obligation Bonds
Series N2 Insured: AG
5.000%, due 12/1/38	3,765,000	4,005,204
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	497,103
Public Finance Authority
Series 1
5.400%, due 6/20/44	999,574	1,028,811
Public Finance Authority, Revenue Bonds
6.110%, due 12/15/30(c)	4,180,000	3,223,998
Series 1
4.157%, due 1/20/41(a)(b)	3,492,755	3,199,124
Series A
5.000%, due 6/15/34	300,000	327,939
5.250%, due 6/15/45	150,000	157,939
Sparta Area School District, General Obligation Bonds
Insured: AG
3.000%, due 3/1/38	1,110,000	966,578
Wisconsin Health & Educational Facilities Authority, Revenue Bonds
4.000%, due 9/15/31	970,000	976,807
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	3,500,000	3,522,617
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	987,707
Series B Insured: FNMA/GNMA/FHLMC
4.250%, due 9/1/44	500,000	481,689
5.000%, due 9/1/39	1,000,000	1,056,074
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B
3.100%, due 11/1/56(a)(b)	1,300,000	1,296,291
		21,727,881

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Wyoming — 0.4%
County of Campbell WY, Revenue Bonds
Series A
3.625%, due 7/15/39	$1,170,000	$1,043,896
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AG-CR
5.000%, due 6/15/28	3,000,000	3,112,613
Wyoming Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.300%, due 12/1/40	1,000,000	979,711
		5,136,220
Total Municipal Bonds
(Cost $1,448,828,126)		1,445,499,440

	Shares	Value
Short-Term Investment — 1.0%
Money Market Fund — 1.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)
(Cost $14,004,902)	14,004,902	14,004,902

Total Investments — 100.3% (Cost $1,462,833,028)		1,459,504,342
Other Assets and Liabilities, Net — (0.3)%		(3,648,279)
Net Assets — 100.0%		$1,455,856,063

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2026.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 1-day yield at July 31, 2026.

Abbreviations
AG	- Assured Guaranty Ltd.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
GTD	- Guaranteed
HUD SECT 8	- Housing and Urban Development Section 8
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Overnight Financing Rate
ST AID WITHHLDG	- State Aid Withholding
ST HGR ED INTERCEPT PROG	- State Higher Education Intercept Program
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

Schedule of Investments ─ NYLIM MacKay Muni Intermediate ETF (formerly, NYLI MacKay Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$1,445,499,440	$—	$1,445,499,440
Short-Term Investment:
Money Market Fund	14,004,902	—	—	14,004,902
Total Investments in Securities	$14,004,902	$1,445,499,440	$—	$1,459,504,342

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.